American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
May 31, 2024

Avantis International Small Cap Value ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 8.7%
Adairs Ltd.(1)	69,913	80,007
Adbri Ltd.(2)	2,263,151	4,791,096
Aeris Resources Ltd.(1)(2)	814,309	149,976
Alkane Resources Ltd.(2)	662,962	246,991
Alliance Aviation Services Ltd.(2)	50,306	106,556
Appen Ltd.(1)(2)	318	120
ARN Media Ltd.	1,042	556
Aurelia Metals Ltd.(2)	2,367,164	291,237
Aussie Broadband Ltd.(2)	336	771
Austal Ltd.(1)	2,480,753	3,954,244
Australian Agricultural Co. Ltd.(1)(2)	242,313	245,521
Australian Finance Group Ltd.(1)	443,261	428,276
Bank of Queensland Ltd.(1)	6,045,161	23,204,114
Beach Energy Ltd.	22,331,804	25,038,928
Bega Cheese Ltd.	591,416	1,762,277
Bendigo & Adelaide Bank Ltd.	2,532,276	18,470,198
Bravura Solutions Ltd.(2)	119,255	91,110
Capricorn Metals Ltd.(2)	1,530,733	4,888,794
Cedar Woods Properties Ltd.	9,800	28,630
Challenger Ltd.	114,744	496,109
Champion Iron Ltd.	3,448,009	16,152,935
Coast Entertainment Holdings Ltd.(1)(2)	13,644	4,556
Cooper Energy Ltd.(2)	6,950,851	1,070,204
Coronado Global Resources, Inc.	8,480,967	6,316,813
Credit Corp. Group Ltd.	163,968	1,637,269
Elders Ltd.	95,269	524,530
Emeco Holdings Ltd.(1)	600,927	278,207
Emerald Resources NL(2)	434,171	1,077,872
EVT Ltd.(1)	676,388	5,268,951
FleetPartners Group Ltd.(2)	2,384,774	5,693,724
Gold Road Resources Ltd.	1,050,896	1,153,357
GrainCorp Ltd., A Shares	2,792,512	15,520,410
Grange Resources Ltd.	4,718,991	1,229,837
GWA Group Ltd.	176,878	271,471
Harvey Norman Holdings Ltd.(1)	5,287,711	15,765,359
Helia Group Ltd.	4,648,757	12,787,336
Helloworld Travel Ltd.	15,829	23,056
Humm Group Ltd.(1)	498,202	152,954
Iluka Resources Ltd.	5,296,552	25,336,002
Infomedia Ltd.	473,088	523,789
Inghams Group Ltd.	4,457,580	10,523,776
Insignia Financial Ltd.(1)	991,987	1,458,820
JB Hi-Fi Ltd.	639,530	24,868,932
Jervois Global Ltd.(1)(2)	1,234,800	12,368
Karoon Energy Ltd.(2)	11,418,380	13,790,498
Lindsay Australia Ltd.(1)	45,635	27,658
Maas Group Holdings Ltd.(1)	32,665	91,676
Macmahon Holdings Ltd.(1)	354,016	65,973
Magellan Financial Group Ltd.	1,781,389	9,757,192

McMillan Shakespeare Ltd.	364,008	4,015,489
Metals X Ltd.(2)	488,613	152,726
Metcash Ltd.	1,872,443	4,612,853
MMA Offshore Ltd.(2)	3,549,647	6,224,206
Monadelphous Group Ltd.	18,601	171,762
Myer Holdings Ltd.(1)	6,631,634	2,878,945
MyState Ltd.	59,449	142,218
New Hope Corp. Ltd.	5,280,165	17,511,522
nib holdings Ltd.	1,170,208	5,813,427
NRW Holdings Ltd.	6,269,448	12,926,217
OFX Group Ltd.(2)	82,787	116,948
Perenti Ltd.	12,028,813	8,067,400
Perseus Mining Ltd.	16,347,951	25,595,487
Platinum Asset Management Ltd.	4,088,631	2,779,142
Premier Investments Ltd.	765,076	15,383,435
Qube Holdings Ltd.	5,018,750	12,033,112
Ramelius Resources Ltd.	11,848,614	15,525,349
Red 5 Ltd.(2)	3,425,205	1,027,574
Regis Resources Ltd.(2)	9,304,610	11,522,955
Resimac Group Ltd.	18,160	11,308
Resolute Mining Ltd.(2)	23,107,591	8,650,156
Ridley Corp. Ltd.	2,790,464	3,916,417
Sandfire Resources Ltd.(2)	3,083,922	19,054,536
Servcorp Ltd.	22,553	61,654
Service Stream Ltd.(1)	14,277	11,952
Seven West Media Ltd.(2)	3,267,142	413,949
Sierra Rutile Holdings Ltd.(1)(2)	100,746	8,422
Silver Lake Resources Ltd.(2)	11,762,050	12,026,471
Sims Ltd.	878,227	6,227,903
Solvar Ltd.(1)	89,088	56,269
Southern Cross Media Group Ltd.	723,915	342,114
Stanmore Resources Ltd.	806,661	1,763,939
Star Entertainment Group Ltd.(1)(2)	19,746,786	5,951,162
Super Retail Group Ltd.	2,063,810	18,101,319
Terracom Ltd.(1)	3,621,482	506,416
Viva Energy Group Ltd.	6,899,189	16,050,481
West African Resources Ltd.(2)	11,966,049	12,204,276
Westgold Resources Ltd.	4,551,822	7,007,099
Whitehaven Coal Ltd.	2,139,154	11,480,545
Zip Co. Ltd.(2)	1,836,332	1,413,785
		527,421,976
Austria — 0.7%
AT&S Austria Technologie & Systemtechnik AG	982,448	22,739,366
FACC AG(2)	7,659	58,792
Immofinanz AG(2)	41,131	1,069,609
Lenzing AG(2)	190,242	7,197,277
POLYTEC Holding AG	25,087	97,207
Porr AG	108,341	1,643,376
Semperit AG Holding	84,133	1,076,937
UNIQA Insurance Group AG	738,493	6,599,793
		40,482,357
Belgium — 1.3%
AGFA-Gevaert NV(2)	1,903	2,502
Bekaert SA	594,943	28,038,507
bpost SA	1,497,212	5,443,458

Cie d'Entreprises CFE	27,886	226,779
Deceuninck NV	143,893	401,992
Gimv NV	25,299	1,273,617
KBC Ancora	334,577	16,849,990
Ontex Group NV(2)	515	5,089
Proximus SADP	536,333	4,228,309
Solvay SA	556,252	20,412,090
Tessenderlo Group SA(1)	87,705	2,430,230
		79,312,563
Canada — 9.7%
ADENTRA, Inc.	53,710	1,523,481
Advantage Energy Ltd.(2)	1,667,485	14,179,648
Aecon Group, Inc.(1)	391,029	4,713,751
Algoma Steel Group, Inc.(1)	235,820	1,814,998
Amerigo Resources Ltd.	7,560	9,596
Argonaut Gold, Inc.(2)	1,618,083	534,236
Aris Mining Corp.(2)	298,003	1,353,416
AutoCanada, Inc.(1)(2)	6,618	99,541
B2Gold Corp.	3,886,675	10,950,388
Baytex Energy Corp.	3,923,740	14,423,080
Birchcliff Energy Ltd.(1)	2,284,318	10,408,023
Bird Construction, Inc.	224,858	3,573,443
Black Diamond Group Ltd.	24,600	142,407
Bonterra Energy Corp.(2)	30,504	118,395
Boralex, Inc., A Shares	400	10,152
Calfrac Well Services Ltd.(2)	29,435	90,058
Calibre Mining Corp.(2)	3,079,101	4,653,838
Canacol Energy Ltd.(1)	18,683	62,919
Canadian Western Bank	637,731	11,852,031
Canfor Corp.(2)	108,045	1,187,508
Capital Power Corp.	1,018,809	29,399,287
Cardinal Energy Ltd.	766,450	3,964,542
Cargojet, Inc.	20,381	1,660,447
Cascades, Inc.	312,254	2,231,449
Centerra Gold, Inc.	551,380	3,790,624
CES Energy Solutions Corp.	1,237,186	6,553,786
Chorus Aviation, Inc.(1)(2)	694,401	1,136,149
Corus Entertainment, Inc., B Shares(1)	862,275	300,510
Crew Energy, Inc.(2)	1,729,395	5,646,434
Doman Building Materials Group Ltd.	52,520	276,675
Dorel Industries, Inc., Class B(1)(2)	61,775	324,070
Dundee Precious Metals, Inc.	1,082,219	8,932,803
Eldorado Gold Corp.(2)	453,434	7,332,393
Enerflex Ltd.	3	16
Enerplus Corp.	1,806,971	36,737,346
Ensign Energy Services, Inc.(1)(2)	1,081,568	1,864,841
Equinox Gold Corp.(1)(2)	1,978,887	10,744,168
ERO Copper Corp.(1)(2)	31,635	673,574
Evertz Technologies Ltd.	300	3,240
First National Financial Corp.	2,148	58,296
Fortuna Silver Mines, Inc.(1)(2)	2,686,770	16,834,818
Freehold Royalties Ltd.	494,976	5,255,000
Frontera Energy Corp.	603,211	3,943,366
Gear Energy Ltd.	1,343,901	709,937
goeasy Ltd.	21,150	2,832,621

Headwater Exploration, Inc.	1,315,227	7,362,839
High Liner Foods, Inc.	4	39
HLS Therapeutics, Inc.(2)	2	5
Hudbay Minerals, Inc.	1,579,057	15,408,825
IAMGOLD Corp.(2)	846,864	3,330,416
InPlay Oil Corp.	30,300	51,354
Interfor Corp.(2)	64,867	844,301
International Petroleum Corp.(2)	641,165	8,566,429
Journey Energy, Inc.(1)(2)	76,796	193,828
Kelt Exploration Ltd.(2)	1,368,305	6,324,753
Keyera Corp.	10	265
Kinross Gold Corp.	2,764,558	22,453,984
Laurentian Bank of Canada(1)	167,290	3,062,391
Linamar Corp.	6,503	338,808
Lundin Gold, Inc.	751,132	11,093,794
Major Drilling Group International, Inc.(2)	12,300	89,704
Martinrea International, Inc.	877,117	7,716,081
Mattr Corp.(2)	399,450	4,911,979
MEG Energy Corp.(2)	61,187	1,328,386
Methanex Corp.	262,364	14,073,467
Mullen Group Ltd.	169,327	1,616,306
Neo Performance Materials, Inc.	6,000	30,111
New Gold, Inc.(1)(2)	6,816,305	14,903,400
North American Construction Group Ltd.	201,786	4,275,711
North West Co., Inc.	14	387
NuVista Energy Ltd.(2)	1,573,796	15,773,178
Obsidian Energy Ltd.(2)	825,489	6,317,070
OceanaGold Corp.	5,778,859	13,271,087
Onex Corp.	17,353	1,230,160
Paramount Resources Ltd., A Shares	132,985	3,199,368
Parex Resources, Inc.	1,132,939	18,594,846
Park Lawn Corp.	60	733
Pason Systems, Inc.	216,333	2,617,360
PetroTal Corp.	197,317	112,922
Peyto Exploration & Development Corp.	1,820,483	20,422,748
Pine Cliff Energy Ltd.	129,856	102,898
Precision Drilling Corp.(2)	76,184	5,671,808
Real Matters, Inc.(1)(2)	194,739	815,848
Russel Metals, Inc.	495,338	13,290,664
Secure Energy Services, Inc.	1,451,858	12,037,122
Sierra Metals, Inc.(2)	3,100	2,093
Spartan Delta Corp.(1)	1,524,852	4,799,600
Stelco Holdings, Inc.	26,102	780,599
SunOpta, Inc.(1)(2)	64,205	388,165
Surge Energy, Inc.	1,079,374	5,773,239
Tamarack Valley Energy Ltd.	5,208,699	14,675,083
Taseko Mines Ltd.(2)	487,070	1,332,970
Tidewater Midstream & Infrastructure Ltd.(1)	356,684	162,254
Torex Gold Resources, Inc.(2)	887,426	13,966,241
Total Energy Services, Inc.	15,100	104,696
Transcontinental, Inc., Class A	120,658	1,211,936
Trican Well Service Ltd.	1,294,736	4,255,781
Valeura Energy, Inc.(2)	46,111	189,458
Veren, Inc.	2,951,512	25,683,211
Vermilion Energy, Inc.(1)	1,890,791	23,389,513

Victoria Gold Corp.(2)	63,121	375,128
West Fraser Timber Co. Ltd.	47	3,760
Western Forest Products, Inc.(1)	1,897,999	689,321
Whitecap Resources, Inc.	1,553,715	12,163,424
Yangarra Resources Ltd.(2)	33,200	27,282
		584,316,430
China — 0.0%
Solargiga Energy Holdings Ltd.(2)	2,281,000	44,716
Denmark — 2.1%
Bang & Olufsen AS(2)	18,001	27,218
D/S Norden AS	398,753	19,361,440
Dfds AS	296,431	9,234,124
FLSmidth & Co. AS	76,364	4,398,213
H&H International AS, B Shares(2)	5,105	79,372
Jyske Bank AS	17,984	1,483,877
Nilfisk Holding AS(2)	2,605	56,917
NKT AS(2)	312,150	27,105,005
NNIT AS(2)	41,765	659,051
Per Aarsleff Holding AS	134,720	7,381,984
Solar AS, B Shares	20,430	1,053,692
Spar Nord Bank AS	598,031	11,082,165
Sparekassen Sjaelland-Fyn AS	5,583	175,765
Sydbank AS	564,530	30,086,261
TORM PLC, Class A	376,409	13,929,342
		126,114,426
Finland — 1.0%
Citycon OYJ(2)	100,457	465,611
Finnair OYJ(2)	137,695	424,768
Harvia OYJ	44,495	2,023,170
HKFoods OYJ, A Shares(1)(2)	81,043	61,785
Incap OYJ(1)(2)	14,774	190,385
Kemira OYJ	266,805	6,288,770
Lassila & Tikanoja OYJ	65	631
Mandatum OYJ	138,647	623,070
Marimekko OYJ	192,104	3,342,726
Metsa Board OYJ, Class B(1)	65,726	555,969
Nokian Renkaat OYJ	1,718,421	15,793,937
Outokumpu OYJ(1)	3,302,045	13,716,423
Puuilo OYJ	596,297	6,843,742
Suominen OYJ(1)	39,021	116,306
Tokmanni Group Corp.	674,863	9,979,860
Verkkokauppa.com OYJ(2)	51,814	127,463
		60,554,616
France — 3.5%
AKWEL SADIR	3,434	48,338
Aperam SA	218,425	6,300,206
Ayvens SA	143,498	1,078,034
Beneteau SACA	143,991	2,107,493
Biosynex(1)(2)	12,193	52,483
Bonduelle SCA	1,607	13,606
Catana Group(1)	40,056	235,202
Cie des Alpes	283,870	4,951,303
Coface SA	870,795	13,408,807
Derichebourg SA	1,721,911	9,815,982
Eramet SA(2)	34,023	3,928,449

Etablissements Maurel et Prom SA	997,333	7,281,843
Euroapi SA(2)	18,432	72,570
Eurobio Scientific SA(1)(2)	26,767	424,769
Eutelsat Communications SACA(1)(2)	2,805,419	14,197,292
Groupe LDLC(1)	5,951	107,401
Guillemot Corp.	967	7,105
Imerys SA	164,120	6,432,054
Jacquet Metals SACA	33,576	637,377
Kaufman & Broad SA	40,339	1,457,599
La Francaise De L'energie SACA(1)(2)	936	38,571
Maisons du Monde SA(1)	243,479	1,397,942
Mersen SA	27,608	1,155,486
Metropole Television SA	308,637	4,700,257
Nexans SA	160,237	19,501,962
Nexity SA(1)(2)	52,521	715,494
Opmobility	444,054	5,278,063
Orpea SA(2)	38,604	544,710
OVH Groupe SAS(1)(2)	46,760	231,613
Pullup Entertainment(2)	1,218	20,005
SES SA	4,372,681	25,005,889
SMCP SA(1)(2)	175,089	495,311
Solutions 30 SE(1)(2)	278,752	625,601
Television Francaise 1 SA	946,144	9,317,158
Ubisoft Entertainment SA(2)	634,339	15,513,183
Vallourec SACA(2)	2,426,528	43,460,100
Vicat SACA	108,493	4,301,069
X-Fab Silicon Foundries SE(2)	633,105	4,590,247
		209,450,574
Germany — 4.2%
1&1 AG	248,243	4,728,407
7C Solarparken AG	71,180	248,526
AlzChem Group AG	5,874	267,645
Aroundtown SA(2)	1,670,032	3,939,715
Baader Bank AG	7,342	32,633
BayWa AG	86,763	2,135,082
Bertrandt AG	2,370	94,979
Borussia Dortmund GmbH & Co. KGaA(1)(2)	86,807	387,761
Ceconomy AG(2)	181,600	616,631
Cewe Stiftung & Co. KGaA	22,707	2,650,593
Cliq Digital AG	6,282	58,060
Deutsche Beteiligungs AG	695	21,285
Deutsche Pfandbriefbank AG(1)(2)	932,780	5,826,632
Deutsche Rohstoff AG	6,870	286,875
Deutz AG	1,400,316	8,019,709
Draegerwerk AG & Co. KGaA	981	49,899
Draegerwerk AG & Co. KGaA, Preference Shares	17,140	938,128
Duerr AG	174,621	4,485,819
Elmos Semiconductor SE(1)	59,561	5,532,664
ElringKlinger AG	6,729	43,784
Encavis AG(2)	257,293	4,718,068
Energiekontor AG	5,792	454,773
flatexDEGIRO AG(2)	838,711	12,876,251
Friedrich Vorwerk Group SE	12,416	223,687
Grand City Properties SA(2)	473,081	5,795,614
Grenke AG	30,835	727,228

Hamburger Hafen und Logistik AG(2)	249,371	4,352,023
Heidelberger Druckmaschinen AG(2)	1,189,101	1,506,203
Hornbach Holding AG & Co. KGaA	90,308	7,613,872
HUGO BOSS AG	50,196	2,657,024
Indus Holding AG	4,518	132,659
Instone Real Estate Group SE	72,704	732,690
JOST Werke SE	123,068	6,192,840
Jungheinrich AG, Preference Shares	506,194	19,780,530
K&S AG	139,258	2,050,729
Kloeckner & Co. SE	113,828	756,236
Krones AG(2)	168,840	23,190,782
Lang & Schwarz AG	27,303	530,055
Lanxess AG(1)	666,367	18,054,322
METRO AG	544,259	2,904,771
MLP SE	7,232	50,463
Mutares SE & Co. KGaA	144,158	6,588,882
Norma Group SE	31,416	624,752
OHB SE(2)	484	22,991
SAF-Holland SE(2)	433,648	8,336,727
Salzgitter AG	70,351	1,749,540
Schaeffler AG, Preference Shares	756,055	4,889,910
SGL Carbon SE(1)(2)	164,466	1,268,000
Siltronic AG(1)	237,916	19,383,367
Sixt SE(2)	6,347	522,734
Sixt SE, Preference Shares(2)	3,862	248,919
SMA Solar Technology AG	38,483	2,036,972
Stabilus SE	5,803	361,950
STO SE & Co. KGaA, Preference Shares	10,373	1,936,938
Suedzucker AG	99,964	1,530,808
TAG Immobilien AG(2)	2,004,882	31,325,092
thyssenkrupp AG	1,954,517	9,687,076
Wacker Neuson SE	203,126	3,698,951
Wuestenrot & Wuerttembergische AG	51,661	770,804
		250,650,060
Hong Kong — 1.4%
AMTD IDEA Group, ADR(2)	26,417	45,411
AustAsia Group Ltd.(2)	403,380	51,386
Bank of East Asia Ltd.	85,800	113,341
BOCOM International Holdings Co. Ltd.(2)	40,000	1,616
Bright Smart Securities & Commodities Group Ltd.	7,010,000	1,583,705
Cafe de Coral Holdings Ltd.	1,982,000	2,088,527
Chia Tai Enterprises International Ltd.(2)	124,500	14,047
Chow Sang Sang Holdings International Ltd.	330,000	345,440
CMBC Capital Holdings Ltd.(1)(2)	1,249,000	36,838
Crystal International Group Ltd.	34,500	19,862
CSC Holdings Ltd.(2)	55,610,000	192,414
CSI Properties Ltd.	80,000	923
Dah Sing Banking Group Ltd.	410,400	355,740
Dah Sing Financial Holdings Ltd.	153,200	450,858
Dream International Ltd.	66,000	41,092
E-Commodities Holdings Ltd.	23,360,000	5,200,554
FSE Lifestyle Services Ltd.	27,000	19,506
Hang Lung Group Ltd.	3,000,000	3,334,831
Hengdeli Holdings Ltd.(2)	12,000	209
Hong Kong Resources Holdings Co. Ltd.(2)	1,886	143

Jinhui Shipping & Transportation Ltd.(2)	2,826	2,012
Johnson Electric Holdings Ltd.	2,629,820	4,026,691
K Wah International Holdings Ltd.	2,713,000	643,543
Luk Fook Holdings International Ltd.	3,000	7,365
Oriental Watch Holdings	1,164,000	508,743
Pacific Basin Shipping Ltd.	127,736,000	44,967,730
Pacific Textiles Holdings Ltd.	377,000	72,879
PC Partner Group Ltd.	2,066,000	850,616
Regina Miracle International Holdings Ltd.	194,000	65,190
Shun Tak Holdings Ltd.(2)	4,804,000	463,007
Singamas Container Holdings Ltd.	4,050,000	379,497
SmarTone Telecommunications Holdings Ltd.	126,000	58,871
Soundwill Holdings Ltd.	500	397
Stella International Holdings Ltd.	125,500	237,704
Sun Hung Kai & Co. Ltd.	590,000	182,264
SUNeVision Holdings Ltd.	26,000	8,983
Tai Hing Group Holdings Ltd.	245,000	26,355
Tam Jai International Co. Ltd.	490,000	71,654
Ten Pao Group Holdings Ltd.	412,000	64,600
Texhong International Group Ltd.(2)	1,169,000	659,265
Texwinca Holdings Ltd.	440,000	58,198
Theme International Holdings Ltd.(1)	440,000	32,710
United Laboratories International Holdings Ltd.	11,766,000	13,528,499
Yue Yuen Industrial Holdings Ltd.	2,854,000	5,276,694
		86,089,910
Ireland — 0.3%
Dalata Hotel Group PLC	1,283,151	5,878,600
Glenveagh Properties PLC(2)	7,112,839	10,695,580
Origin Enterprises PLC	44,593	149,133
		16,723,313
Israel — 2.7%
Adgar Investment & Development Ltd.(2)	2,040	2,516
AFI Properties Ltd.(2)	330	14,364
Airport City Ltd.(2)	60,919	908,995
Alony Hetz Properties & Investments Ltd.	937,336	6,251,620
Big Shopping Centers Ltd.(2)	62,618	6,136,828
Cellcom Israel Ltd.(2)	25,584	101,225
Clal Insurance Enterprises Holdings Ltd.(2)	728,803	11,912,390
Delek Group Ltd.	116,816	13,413,576
Delta Galil Ltd.	4,878	219,214
Equital Ltd.(2)	36,985	1,061,796
Fattal Holdings 1998 Ltd.(2)	46,934	5,428,593
FIBI Holdings Ltd.	201,696	8,624,475
First International Bank Of Israel Ltd.	36,753	1,499,619
G City Ltd.(2)	380,013	946,604
Harel Insurance Investments & Financial Services Ltd.	1,367,169	11,702,171
IDI Insurance Co. Ltd.	7,427	216,960
Ilex Medical Ltd.	729	12,820
Inrom Construction Industries Ltd.	1,008	2,945
Isracard Ltd.	2,146,001	7,452,752
Israel Corp. Ltd.	24,899	5,899,037
Isras Investment Co. Ltd.	2,136	419,011
Ituran Location & Control Ltd.	25	692
M Yochananof & Sons Ltd.	4,089	214,388
Menora Mivtachim Holdings Ltd.	257,536	6,632,250

Migdal Insurance & Financial Holdings Ltd.	3,018,430	3,615,256
Naphtha Israel Petroleum Corp. Ltd.(2)	10,798	57,813
Nawi Group Ltd.	9,923	70,440
Oil Refineries Ltd.	31,143,038	8,473,084
Partner Communications Co. Ltd.(2)	1,298,345	6,068,116
Paz Oil Co. Ltd.	32,206	3,271,394
Phoenix Holdings Ltd.	571,142	5,454,024
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,768	323,882
Scope Metals Group Ltd.(2)	74	2,397
Shikun & Binui Ltd.(2)	2,166,369	4,500,383
Shufersal Ltd.	1,132,184	7,488,869
Summit Real Estate Holdings Ltd.	10,601	123,684
Tera Light Ltd.(2)	22,703	41,086
Tower Semiconductor Ltd.(2)	342	12,824
Victory Supermarket Chain Ltd.	1,418	18,606
YH Dimri Construction & Development Ltd.	4,257	328,427
ZIM Integrated Shipping Services Ltd.(2)	1,449,895	32,680,633
		161,605,759
Italy — 3.8%
Aeffe SpA(1)(2)	46,086	41,361
Arnoldo Mondadori Editore SpA	125,814	321,404
Banca IFIS SpA	371,480	8,180,425
Banca Popolare di Sondrio SpA	2,736,017	21,447,534
Banco di Desio e della Brianza SpA	118,022	670,981
BFF Bank SpA	183,056	1,826,390
Biesse SpA	1,472	19,231
Cementir Holding NV	1,140	12,510
Credito Emiliano SpA	9,894	103,476
d'Amico International Shipping SA	1,250,354	9,423,832
Danieli & C Officine Meccaniche SpA(1)	17,576	705,649
Danieli & C Officine Meccaniche SpA, Preference Shares	198,117	5,971,279
Digital Bros SpA(1)(2)	140,057	1,560,040
Enav SpA	769	3,162
Esprinet SpA(2)	45,414	244,806
Fila SpA	15,071	152,306
Fincantieri SpA(1)(2)	6,992,404	4,484,874
FNM SpA	66,723	37,761
Geox SpA(1)(2)	68,174	47,092
Iveco Group NV	4,409,778	52,877,234
MFE-MediaForEurope NV, Class A	2,301,336	7,902,686
MFE-MediaForEurope NV, Class B(1)	709,498	3,229,592
Newlat Food SpA(2)	7,434	65,990
Orsero SpA	5,831	82,569
OVS SpA	5,452,905	16,212,195
RAI Way SpA	93,968	532,527
Saipem SpA(2)	22,225,263	55,505,172
Saras SpA	7,416,182	13,147,773
Sogefi SpA	31,822	101,582
Spaxs SpA(2)	7,758	43,978
Tesmec SpA(1)(2)	1,690,861	168,353
Webuild SpA	10,045,732	23,057,941
		228,181,705
Japan — 29.5%
77 Bank Ltd.	444,800	13,315,563
Adastria Co. Ltd.	91,400	2,110,840

AEON Financial Service Co. Ltd.	1,419,400	11,922,656
Aeon Mall Co. Ltd.	120,600	1,450,725
AFC-HD AMS Life Science Co. Ltd.	16,600	93,197
Ahresty Corp.	95,600	448,652
Aichi Steel Corp.	80,200	1,913,321
Aiphone Co. Ltd.	1,600	29,913
Air Water, Inc.	162,200	2,372,932
Airport Facilities Co. Ltd.	2,000	7,663
Aisan Industry Co. Ltd.	593,800	5,168,991
Akatsuki, Inc.	15,300	200,384
Akebono Brake Industry Co. Ltd.(2)	9,300	8,485
Alconix Corp.	43,100	399,100
Almedio, Inc.(2)	22,600	62,353
Alpen Co. Ltd.(1)	2,200	28,182
Alps Alpine Co. Ltd.	2,149,700	20,274,085
Amuse, Inc.	2,500	25,793
AOKI Holdings, Inc.	228,700	1,848,007
Aoyama Trading Co. Ltd.	478,300	4,725,289
Arata Corp.	360,200	7,384,046
ARCLANDS Corp.	162,600	1,988,135
Arcs Co. Ltd.	326,400	6,160,687
ARE Holdings, Inc.	443,300	5,805,437
Artience Co. Ltd.	137,500	2,944,724
Asahi Kogyosha Co. Ltd.	2,400	21,112
Asahi Yukizai Corp.	93,800	2,871,766
Asia Pile Holdings Corp.	47,800	303,271
Autobacs Seven Co. Ltd.	44,900	439,372
Avex, Inc.	228,600	1,745,372
Awa Bank Ltd.	254,100	4,715,958
Axial Retailing, Inc.	601,000	3,838,153
Bando Chemical Industries Ltd.	351,400	4,085,580
Bank of Innovation, Inc.(2)	8,000	237,413
Bank of Nagoya Ltd.	99,800	4,823,985
Bank of the Ryukyus Ltd.	311,500	2,537,660
Beenos, Inc.(1)	30,400	407,061
Belc Co. Ltd.	23,600	1,105,185
Belluna Co. Ltd.	57,300	261,939
B-Lot Co. Ltd.	7,700	44,067
BML, Inc.	123,700	2,207,245
Bunka Shutter Co. Ltd.	615,000	7,110,464
Canon Electronics, Inc.	3,100	45,348
Cawachi Ltd.	45,000	832,116
Central Glass Co. Ltd.	88,600	2,023,785
Charm Care Corp. KK	3,200	31,598
Chiba Kogyo Bank Ltd.	394,100	2,579,486
Chilled & Frozen Logistics Holdings Co. Ltd.	25,300	782,960
Chori Co. Ltd.	40,900	924,851
Chubu Shiryo Co. Ltd.	5,400	55,339
Chubu Steel Plate Co. Ltd.	107,800	1,873,563
Chuetsu Pulp & Paper Co. Ltd.	10,800	107,243
Chugoku Marine Paints Ltd.	97,200	1,233,565
CMK Corp.	254,900	973,275
Coca-Cola Bottlers Japan Holdings, Inc.	344,200	4,011,394
Cosmo Energy Holdings Co. Ltd.	497,400	24,836,165
Create SD Holdings Co. Ltd.	7,900	169,458

Credit Saison Co. Ltd.	1,013,200	21,965,362
CTI Engineering Co. Ltd.	58,700	1,876,466
Daido Metal Co. Ltd.	12,800	48,924
Daido Steel Co. Ltd.	761,800	7,697,428
Daihatsu Diesel Manufacturing Co. Ltd.	12,700	133,513
Daiichi Jitsugyo Co. Ltd.	94,600	1,425,810
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,641
Daiki Aluminium Industry Co. Ltd.	78,500	662,440
Daikoku Denki Co. Ltd.(1)	71,200	1,645,500
Daikokutenbussan Co. Ltd.	12,100	659,544
Daikyonishikawa Corp.	19,700	87,555
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	19,000	395,697
Daio Paper Corp.	61,300	345,742
Daishi Hokuetsu Financial Group, Inc.	290,800	9,331,317
Daishinku Corp.	58,300	258,086
Daito Pharmaceutical Co. Ltd.	14,800	209,891
Daiwabo Holdings Co. Ltd.	505,600	8,944,786
Densan System Holdings Co. Ltd.	300	4,814
DIC Corp.	143,600	2,974,218
DKS Co. Ltd.	25,000	613,642
Dowa Holdings Co. Ltd.	611,500	22,573,231
Eagle Industry Co. Ltd.	247,900	2,978,768
Ebara Jitsugyo Co. Ltd.	200	4,418
Eco's Co. Ltd.	14,100	204,998
EDION Corp.	32,700	327,389
Ehime Bank Ltd.	39,700	329,015
EJ Holdings, Inc.	2,900	32,896
Electric Power Development Co. Ltd.	576,300	9,682,412
ERI Holdings Co. Ltd.	3,800	56,969
Exedy Corp.	433,900	7,129,238
EXEO Group, Inc.	34,000	348,845
FALCO HOLDINGS Co. Ltd.	2,000	29,446
Fast Fitness Japan, Inc.	5,100	41,288
FCC Co. Ltd.	449,900	6,430,521
Feed One Co. Ltd.	51,200	295,780
Ferrotec Holdings Corp.	602,700	10,303,535
FIDEA Holdings Co. Ltd.	31,110	329,981
Financial Partners Group Co. Ltd.	21,500	281,191
First Bank of Toyama Ltd.	90,500	683,810
FJ Next Holdings Co. Ltd.	3,100	24,365
Foster Electric Co. Ltd.	46,700	523,139
France Bed Holdings Co. Ltd.	12,600	94,899
Frontier International, Inc.	3,900	43,421
F-Tech, Inc.	26,600	111,410
Fuji Co. Ltd.	142,500	1,756,681
Fuji Corp. Ltd.	9,000	43,217
Fuji Seal International, Inc.	132,700	2,038,521
Fujikura Ltd.	2,980,700	61,508,071
Fujimori Kogyo Co. Ltd.	38,500	1,064,520
FuKoKu Co. Ltd.	97,300	1,302,718
Fukuyama Transporting Co. Ltd.(1)	170,000	4,086,699
Furukawa Co. Ltd.	275,900	3,486,506
Furukawa Electric Co. Ltd.	708,100	19,097,225
Fuso Chemical Co. Ltd.	10,700	261,897
Futaba Industrial Co. Ltd.	819,100	4,708,653

Fuyo General Lease Co. Ltd.	139,300	11,049,246
G-7 Holdings, Inc.	3,200	32,293
Gakken Holdings Co. Ltd.	4,300	26,893
Gecoss Corp.	2,200	13,858
Geo Holdings Corp.	139,800	1,545,586
Global Link Management KK	2,800	38,637
Glory Ltd.	167,800	2,930,507
GMO Financial Holdings, Inc.	1,600	8,035
Godo Steel Ltd.	117,800	3,937,733
Greens Co. Ltd.	4,900	63,903
GS Yuasa Corp.	844,300	17,940,617
GSI Creos Corp.	17,800	247,661
G-Tekt Corp.	356,000	4,448,952
GungHo Online Entertainment, Inc.	500	8,414
Gunma Bank Ltd.	3,044,200	20,977,952
H.U. Group Holdings, Inc.	100,400	1,604,299
H2O Retailing Corp.	1,032,300	16,382,401
Hagiwara Electric Holdings Co. Ltd.	116,200	2,974,700
Halows Co. Ltd.	49,500	1,373,963
Hamakyorex Co. Ltd.	142,900	3,683,246
Hanwa Co. Ltd.	342,800	14,553,706
Happinet Corp.	141,800	3,198,656
Hazama Ando Corp.	137,900	998,868
Heiwa Real Estate Co. Ltd.	34,500	832,973
Heiwado Co. Ltd.	417,600	6,307,820
HI-LEX Corp.	186,700	1,839,830
Hino Motors Ltd.(2)	1,241,200	3,474,591
Hirogin Holdings, Inc.	3,300	26,883
HIS Co. Ltd.(2)	238,700	2,606,760
Hitachi Zosen Corp.	2,073,100	14,676,572
Hodogaya Chemical Co. Ltd.	2,800	90,754
Hokko Chemical Industry Co. Ltd.	12,300	120,622
Hokkoku Financial Holdings, Inc.	112,000	3,737,053
Hokuetsu Corp.(1)	163,100	1,271,746
Hokuetsu Industries Co. Ltd.	75,300	1,064,817
Hokuhoku Financial Group, Inc.	641,700	9,285,468
Hokuto Corp.	144,700	1,674,330
H-One Co. Ltd.	9,400	55,437
Honeys Holdings Co. Ltd.	59,400	628,004
Hosiden Corp.	152,800	1,950,465
Hosokawa Micron Corp.	36,100	990,378
HS Holdings Co. Ltd.	94,500	569,009
Hyakugo Bank Ltd.	1,411,700	6,331,668
Hyakujushi Bank Ltd.	103,100	2,272,037
Ichikoh Industries Ltd.	44,500	159,173
Ichinen Holdings Co. Ltd.	40,300	427,124
IDEA Consultants, Inc.	200	3,018
IDOM, Inc.	479,600	4,095,482
IHI Corp.	61,000	1,578,477
Iino Kaiun Kaisha Ltd.	1,062,900	8,860,395
Inaba Denki Sangyo Co. Ltd.	4,800	118,508
Inabata & Co. Ltd.	215,300	4,589,794
Ines Corp.	200	2,159
I-Net Corp.	4,400	65,210
INFRONEER Holdings, Inc.	88,000	762,166

Integrated Design & Engineering Holdings Co. Ltd.	126,000	3,473,762
I-PEX, Inc.	30,200	385,415
I'rom Group Co. Ltd.	7,600	135,122
Ise Chemicals Corp.	17,000	2,620,143
Itochu Enex Co. Ltd.	338,600	3,323,689
Itochu-Shokuhin Co. Ltd.	10,700	487,160
IwaiCosmo Holdings, Inc.	116,300	1,655,000
Izumi Co. Ltd.	349,800	7,508,770
J Front Retailing Co. Ltd.	1,573,800	15,292,978
J Trust Co. Ltd.(1)	236,300	616,575
Jaccs Co. Ltd.	267,500	8,285,418
JAFCO Group Co. Ltd.	359,000	4,088,845
Japan Lifeline Co. Ltd.	206,300	1,498,470
Japan Petroleum Exploration Co. Ltd.	411,600	17,329,545
Japan Pulp & Paper Co. Ltd.	28,000	1,080,064
Japan Transcity Corp.	4,400	24,497
JDC Corp.	500	1,477
JGC Holdings Corp.	431,400	3,430,551
JK Holdings Co. Ltd.	3,700	24,600
JM Holdings Co. Ltd.	17,100	325,639
J-Oil Mills, Inc.	71,400	880,611
Joshin Denki Co. Ltd.	42,400	712,594
JSB Co. Ltd.	30,400	537,553
JSP Corp.	41,200	569,377
JTEKT Corp.	973,700	7,080,858
Juroku Financial Group, Inc.	256,600	7,826,397
JVCKenwood Corp.	3,741,300	20,666,027
Kaga Electronics Co. Ltd.	127,800	4,669,345
Kamei Corp.	176,000	2,307,885
Kanamoto Co. Ltd.	517,100	8,694,782
Kandenko Co. Ltd.	313,200	3,727,736
Kaneka Corp.	383,100	10,308,897
Kanematsu Corp.	273,200	4,687,237
Kanto Denka Kogyo Co. Ltd.	1,030,400	5,778,772
Kato Sangyo Co. Ltd.	226,900	5,991,658
Kawada Technologies, Inc.	81,900	1,420,607
Kawasaki Heavy Industries Ltd.	41,300	1,576,598
KEIWA, Inc.	14,900	146,692
Keiyo Bank Ltd.	515,000	2,892,126
KH Neochem Co. Ltd.	80,000	1,151,483
Kitz Corp.	337,500	2,424,801
Kiyo Bank Ltd.	239,600	2,894,927
Kobe Steel Ltd.	2,213,500	28,840,932
Kohnan Shoji Co. Ltd.	86,200	2,303,895
Komeri Co. Ltd.	284,700	6,770,557
Konica Minolta, Inc.	4,430,000	13,304,919
Konishi Co. Ltd.	2,400	18,738
Konoike Transport Co. Ltd.	289,900	4,165,324
Koshidaka Holdings Co. Ltd.	21,500	114,702
KPP Group Holdings Co. Ltd.	276,300	1,452,805
Krosaki Harima Corp.	42,400	838,519
K's Holdings Corp.	475,700	4,411,800
Kumagai Gumi Co. Ltd.	80,200	1,844,464
Kurabo Industries Ltd.	29,100	850,487
Kuraray Co. Ltd.	1,175,400	14,274,910

Kurimoto Ltd.	58,600	1,866,240
Kusurinomadoguchi, Inc.(2)	4,100	36,914
KYB Corp.	249,700	8,667,619
Kyodo Printing Co. Ltd.	2,700	61,275
Kyoei Steel Ltd.	198,000	2,693,344
Kyokuto Securities Co. Ltd.	25,200	233,917
Kyudenko Corp.	232,700	9,475,721
Kyushu Financial Group, Inc.	475,400	3,172,211
Kyushu Leasing Service Co. Ltd.	5,000	35,790
Life Corp.	293,700	7,671,586
Look Holdings, Inc.	600	10,587
Macnica Holdings, Inc.	242,600	9,978,456
Makino Milling Machine Co. Ltd.	34,600	1,480,827
Marubun Corp.	17,700	139,953
Maruha Nichiro Corp.	291,000	6,064,137
MARUKA FURUSATO Corp.	36,400	506,539
Maruzen Showa Unyu Co. Ltd.	70,500	2,328,980
Matsuda Sangyo Co. Ltd.	42,700	770,602
Maxell Ltd.	33,800	359,759
Mazda Motor Corp.	600	6,326
MCJ Co. Ltd.	535,600	4,689,609
Mebuki Financial Group, Inc.	2,537,800	10,198,631
Megachips Corp.	91,000	2,445,919
Megmilk Snow Brand Co. Ltd.	570,000	9,229,800
Meidensha Corp.	287,600	7,858,833
Meiji Shipping Group Co. Ltd.	35,500	163,876
Meiko Electronics Co. Ltd.	235,300	10,588,034
Meisei Industrial Co. Ltd.	238,300	1,970,636
Mikuni Corp.	22,300	57,562
Mimasu Semiconductor Industry Co. Ltd.	142,300	3,351,988
Ministop Co. Ltd.	3,200	32,178
Miraial Co. Ltd.	23,500	235,984
Mirait One Corp.	33,900	411,932
Miroku Jyoho Service Co. Ltd.	5,200	58,407
Mitsuba Corp.	345,100	2,392,107
Mitsubishi Kakoki Kaisha Ltd.	4,400	114,858
Mitsubishi Logisnext Co. Ltd.	409,800	4,038,836
Mitsubishi Materials Corp.	1,230,000	24,033,335
Mitsubishi Paper Mills Ltd.	71,200	337,623
Mitsubishi Research Institute, Inc.	28,100	839,555
Mitsubishi Shokuhin Co. Ltd.	245,100	8,139,201
Mitsui Matsushima Holdings Co. Ltd.(1)	260,700	7,768,253
Mitsui Mining & Smelting Co. Ltd.	855,900	27,690,795
Mitsui-Soko Holdings Co. Ltd.	260,900	7,164,149
Mitsuuroko Group Holdings Co. Ltd.	2,300	19,975
Miyaji Engineering Group, Inc.	85,600	2,480,798
Miyazaki Bank Ltd.	79,500	1,735,913
Mizuho Leasing Co. Ltd.	1,430,600	9,719,052
Mizuho Medy Co. Ltd.(1)	30,800	675,876
Morinaga Milk Industry Co. Ltd.	626,900	12,951,346
Moriroku Holdings Co. Ltd.	6,600	117,170
MrMax Holdings Ltd.	3,100	13,270
Mugen Estate Co. Ltd.	8,500	62,324
Musashi Seimitsu Industry Co. Ltd.	425,500	4,682,353
Musashino Bank Ltd.	274,600	5,738,923

Muto Seiko Co.	2,300	26,427
Nachi-Fujikoshi Corp.	203,500	4,493,119
Nafco Co. Ltd.	6,700	123,695
Nagase & Co. Ltd.	356,400	6,985,259
Nakayama Steel Works Ltd.	336,900	2,057,274
Namura Shipbuilding Co. Ltd.	853,900	12,119,201
Nanto Bank Ltd.	61,800	1,408,837
NEC Capital Solutions Ltd.	43,700	1,082,003
NHK Spring Co. Ltd.	529,000	5,879,302
Nichias Corp.	289,900	8,790,831
Nichicon Corp.	525,900	3,822,135
Nichimo Co. Ltd.	900	11,937
Nichireki Co. Ltd.	21,000	323,438
Nichirin Co. Ltd.	5,600	136,270
Nihon Chouzai Co. Ltd.	47,300	417,897
Nihon Dempa Kogyo Co. Ltd.	519,800	3,629,371
Nihon Flush Co. Ltd.	200	1,148
Nihon House Holdings Co. Ltd.	12,300	24,680
Nihon Tokushu Toryo Co. Ltd.	10,500	88,005
Nihon Yamamura Glass Co. Ltd.	12,700	141,283
Nikkiso Co. Ltd.	350,200	2,732,731
Nikkon Holdings Co. Ltd.	533,200	10,117,959
Nippn Corp.	388,500	5,508,954
Nippon Carbide Industries Co., Inc.	3,400	39,812
Nippon Chemical Industrial Co. Ltd.	7,300	111,379
Nippon Chemi-Con Corp.(2)	42,700	447,231
Nippon Coke & Engineering Co. Ltd.	281,000	236,768
Nippon Concrete Industries Co. Ltd.	13,500	30,565
Nippon Denko Co. Ltd.	138,300	252,598
Nippon Densetsu Kogyo Co. Ltd.	45,100	577,357
Nippon Light Metal Holdings Co. Ltd.	549,810	6,652,590
Nippon Paper Industries Co. Ltd.	445,300	2,753,186
Nippon Pillar Packing Co. Ltd.	116,500	3,887,067
Nippon Seisen Co. Ltd.	3,000	25,010
Nippon Shokubai Co. Ltd.	1,233,500	12,996,662
Nippon Soda Co. Ltd.	29,700	959,276
Nippon Television Holdings, Inc.	289,500	3,904,243
Nippon Thompson Co. Ltd.	43,100	165,747
Nippon Yakin Kogyo Co. Ltd.	163,900	5,113,890
Nipro Corp.	1,582,600	12,240,062
Nishimoto Co. Ltd.	13,800	365,369
Nishi-Nippon Financial Holdings, Inc.	1,167,900	16,277,995
Nishi-Nippon Railroad Co. Ltd.	144,000	2,269,469
Nishio Holdings Co. Ltd.	246,600	6,170,675
Nissan Shatai Co. Ltd.	87,000	529,102
Nisshin Oillio Group Ltd.	253,900	7,893,894
Nissin Corp.	16,100	461,146
Nissui Corp.	1,285,100	7,218,986
Nittetsu Mining Co. Ltd.	167,500	5,655,820
Nittoc Construction Co. Ltd.	100	700
Nojima Corp.	708,400	7,970,771
NOK Corp.	842,200	11,705,987
Noritake Co. Ltd.	35,200	899,437
Noritsu Koki Co. Ltd.	190,700	5,017,093
Noritz Corp.	18,400	208,399

North Pacific Bank Ltd.	2,082,600	7,733,839
NPR-RIKEN Corp.	26,100	459,220
NS United Kaiun Kaisha Ltd.	181,200	5,703,697
NSK Ltd.	144,600	710,517
NTN Corp.	4,397,100	9,000,358
Ogaki Kyoritsu Bank Ltd.	100,300	1,480,985
Okamoto Machine Tool Works Ltd.	1,900	59,675
Oki Electric Industry Co. Ltd.	305,900	2,099,158
Okinawa Cellular Telephone Co.	129,600	2,947,135
Okinawa Financial Group, Inc.	59,600	1,041,339
Okura Industrial Co. Ltd.	17,500	336,989
Okuwa Co. Ltd.	37,200	216,238
Onoken Co. Ltd.	70,000	716,539
Onward Holdings Co. Ltd.	1,500	6,135
Orient Corp.	797,540	5,276,053
Oriental Shiraishi Corp.	575,000	1,310,132
Pacific Industrial Co. Ltd.	732,700	7,250,689
Pack Corp.	8,900	225,258
Pasco Corp.	500	5,888
Penta-Ocean Construction Co. Ltd.	2,443,100	9,839,690
Pharma Foods International Co. Ltd.	4,300	24,034
Press Kogyo Co. Ltd.	1,532,200	6,595,715
Prima Meat Packers Ltd.	311,800	4,699,032
PS Mitsubishi Construction Co. Ltd.	36,500	238,652
Raito Kogyo Co. Ltd.	1,300	16,645
Rasa Industries Ltd.	22,900	440,593
Renewable Japan Co. Ltd.(1)(2)	69,700	444,608
Rengo Co. Ltd.	2,704,600	18,241,596
RENOVA, Inc.(2)	125,600	819,209
Resorttrust, Inc.	829,500	12,882,210
Restar Corp.	22,200	424,942
Retail Partners Co. Ltd.	4,000	43,688
Ricoh Leasing Co. Ltd.	230,200	7,438,939
Riken Technos Corp.	150,100	972,940
Round One Corp.	1,594,000	7,097,813
Ryobi Ltd.	315,000	5,068,827
RYODEN Corp.	10,800	174,117
Ryoyo Ryosan Holdings, Inc.	125,460	2,469,073
Sakata INX Corp.	372,700	4,529,591
Sakura Internet, Inc.(1)	500	16,754
Sala Corp.	105,800	538,604
San ju San Financial Group, Inc.	104,800	1,459,597
San-Ai Obbli Co. Ltd.	495,400	6,554,502
Sangetsu Corp.	403,100	7,697,168
San-In Godo Bank Ltd.	903,400	8,395,802
Sanko Gosei Ltd.	29,100	127,169
Sankyo Tateyama, Inc.	50,900	273,234
Sankyu, Inc.	62,100	2,243,052
Sanoh Industrial Co. Ltd.	155,100	1,000,344
Sanwa Holdings Corp.	405,900	7,556,382
Sanyo Denki Co. Ltd.	24,600	1,135,703
Sanyo Shokai Ltd.	45,500	745,216
Sanyo Special Steel Co. Ltd.	137,300	1,922,023
Sanyo Trading Co. Ltd.	14,900	148,187
Sato Holdings Corp.	47,000	638,421

SBS Holdings, Inc.	8,100	130,501
Scroll Corp.	280,600	1,918,172
SEC Carbon Ltd.	22,700	339,563
Seed Co. Ltd.	5,000	18,153
Segue Group Co. Ltd.	15,300	56,906
Seika Corp.	15,000	387,730
Seiko Group Corp.	168,900	4,925,700
Senko Group Holdings Co. Ltd.	1,196,100	8,635,734
Senshu Electric Co. Ltd.	54,900	1,899,857
Senshu Ikeda Holdings, Inc.	2,601,400	7,020,420
Shibaura Electronics Co. Ltd.	3,200	128,539
Shibaura Mechatronics Corp.	91,200	4,149,777
Shibuya Corp.	28,300	716,829
Shikoku Bank Ltd.	15,200	114,616
Shin Nippon Air Technologies Co. Ltd.	27,800	759,122
Shinagawa Refractories Co. Ltd.	124,000	1,599,667
Shinmaywa Industries Ltd.	9,000	81,907
Shinnihon Corp.	5,600	54,162
Shinwa Co. Ltd.	7,900	141,467
Ship Healthcare Holdings, Inc.	19,400	285,495
Showa Sangyo Co. Ltd.	66,900	1,353,714
Siix Corp.	356,200	3,062,040
Sinfonia Technology Co. Ltd.	85,200	1,852,231
Sintokogio Ltd.	31,600	217,782
SK-Electronics Co. Ltd.	65,700	1,267,272
SKY Perfect JSAT Holdings, Inc.	847,600	4,940,879
Soken Chemical & Engineering Co. Ltd.	4,600	78,791
Star Micronics Co. Ltd.	800	10,833
Startia Holdings, Inc.	14,400	191,385
Starts Corp., Inc.	314,800	6,567,935
St-Care Holding Corp.	12,200	64,728
Stella Chemifa Corp.	8,200	225,659
Studio Alice Co. Ltd.	12,500	162,611
Sumida Corp.	539,400	4,021,335
Sumiseki Holdings, Inc.(1)	431,400	3,655,841
Sumitomo Densetsu Co. Ltd.	41,800	972,359
Sumitomo Mitsui Construction Co. Ltd.	598,900	1,496,151
Sumitomo Osaka Cement Co. Ltd.	247,800	6,146,447
Sumitomo Riko Co. Ltd.	572,400	4,618,080
Sumitomo Seika Chemicals Co. Ltd.	29,000	946,676
Sumitomo Warehouse Co. Ltd.	198,700	3,219,036
Sun-Wa Technos Corp.	2,200	31,588
Suruga Bank Ltd.	240,300	1,689,252
Suzuken Co. Ltd.	259,100	7,822,505
SWCC Corp.	203,900	6,244,641
T RAD Co. Ltd.	4,600	106,173
Tachibana Eletech Co. Ltd.	5,500	105,723
Tachi-S Co. Ltd.	511,000	6,414,533
Taihei Dengyo Kaisha Ltd.	9,900	334,635
Taiheiyo Cement Corp.	483,700	12,079,142
Taiho Kogyo Co. Ltd.	22,800	120,497
Taikisha Ltd.	241,700	8,022,976
Taisei Oncho Co. Ltd.	5,200	142,291
Takamiya Co. Ltd.	1,600	4,941
Takaoka Toko Co. Ltd.	12,900	172,868

Takara Holdings, Inc.	561,100	3,792,546
Takara Standard Co. Ltd.	66,900	737,640
Takasago International Corp.	7,700	183,285
Takasago Thermal Engineering Co. Ltd.	37,100	1,526,285
Takashimaya Co. Ltd.(1)	1,109,400	18,386,246
Take & Give Needs Co. Ltd.	14,700	86,917
Tamron Co. Ltd.	50,700	2,858,631
Tamura Corp.	85,800	398,442
Tanseisha Co. Ltd.	12,900	67,436
Teijin Ltd.	624,600	6,072,453
Tekken Corp.	14,800	248,580
Tera Probe, Inc.	29,800	891,533
T-Gaia Corp.	6,800	84,220
Toa Corp.	677,500	4,224,543
Toagosei Co. Ltd.	63,400	622,702
Toho Co. Ltd.	51,200	998,225
Toho Holdings Co. Ltd.	320,800	8,109,465
Toho Zinc Co. Ltd.(2)	7,300	38,557
Tokai Carbon Co. Ltd.	826,600	5,256,305
TOKAI Holdings Corp.	895,100	5,482,533
Tokai Rika Co. Ltd.	635,100	9,007,958
Tokuyama Corp.	421,400	8,178,395
Tokyo Kiraboshi Financial Group, Inc.	311,400	9,773,099
Tokyo Steel Manufacturing Co. Ltd.	776,300	7,750,079
Tokyo Tekko Co. Ltd.(1)	80,900	2,652,421
Tokyotokeiba Co. Ltd.	21,000	555,323
Toli Corp.	8,400	21,201
Tomoku Co. Ltd.	17,000	302,898
TOMONY Holdings, Inc.	1,567,000	4,270,406
Topre Corp.	499,700	7,177,564
Topy Industries Ltd.	160,200	2,504,661
Torishima Pump Manufacturing Co. Ltd.	112,400	2,447,411
Toshiba TEC Corp.	10,700	217,624
Totech Corp.	93,800	1,513,872
Towa Bank Ltd.	11,900	54,340
Toyo Construction Co. Ltd.	417,800	3,674,487
Toyo Engineering Corp.	90,500	539,238
Toyo Seikan Group Holdings Ltd.	900	14,909
Toyo Tire Corp.	1,000,300	17,926,265
Toyobo Co. Ltd.	242,400	1,672,643
Toyoda Gosei Co. Ltd.	440,300	8,566,841
Toyota Boshoku Corp.	249,600	3,653,994
TPR Co. Ltd.	290,200	4,375,284
Traders Holdings Co. Ltd.	6,500	28,094
Transcosmos, Inc.	78,900	1,702,227
TRE Holdings Corp.	432,840	3,248,868
Trusco Nakayama Corp.	384,700	6,077,152
TS Tech Co. Ltd.	187,900	2,248,354
Tsubakimoto Chain Co.	282,800	10,662,105
Tsuburaya Fields Holdings, Inc.(1)	18,600	176,659
Tsugami Corp.	78,700	728,707
Tsukishima Holdings Co. Ltd.	11,100	99,378
Tsukuba Bank Ltd.	141,100	302,730
Tsuzuki Denki Co. Ltd.	11,200	158,881
TV Asahi Holdings Corp.	31,700	405,897

UACJ Corp.	385,200	11,040,994
Uchida Yoko Co. Ltd.	20,100	910,496
Unipres Corp.	644,700	6,143,444
United Arrows Ltd.	78,900	900,871
UNITED, Inc.	20,900	103,827
Univance Corp.	29,200	111,046
Valor Holdings Co. Ltd.	520,500	8,091,789
VT Holdings Co. Ltd.	93,800	291,347
Wacom Co. Ltd.	191,700	867,354
Wakita & Co. Ltd.	228,000	2,381,166
Xebio Holdings Co. Ltd.	42,500	310,130
Yahagi Construction Co. Ltd.	55,300	551,783
YAMABIKO Corp.	278,800	3,814,593
Yamae Group Holdings Co. Ltd.	163,500	2,495,824
Yamagata Bank Ltd.	4,900	36,113
Yamaichi Electronics Co. Ltd.	300,100	6,612,472
Yamami Co.	1,200	23,304
Yamax Corp.	10,100	87,969
YE DIGITAL Corp.	9,000	39,418
Yellow Hat Ltd.	250,500	3,324,003
Yodogawa Steel Works Ltd.	17,200	627,930
Yokorei Co. Ltd.	35,400	227,132
Yokowo Co. Ltd.	700	9,204
Yondenko Corp.	9,700	226,313
Yorozu Corp.	4,500	31,565
Yuasa Trading Co. Ltd.	230,300	8,217,617
Yurtec Corp.	76,300	800,722
Yushiro Chemical Industry Co. Ltd.	10,200	111,854
		1,778,557,040
Netherlands — 1.5%
AMG Critical Materials NV	120,280	2,689,097
ASR Nederland NV	340,344	16,472,099
Avantium NV(1)(2)	54,192	151,867
Basic-Fit NV(1)(2)	224,219	5,523,103
Constellium SE(2)	31,931	691,945
Corbion NV	22,908	510,985
Flow Traders Ltd.	279	5,981
ForFarmers NV(1)	47,215	140,959
Fugro NV	720,216	19,324,287
Kendrion NV(1)	1,669	25,510
Koninklijke Heijmans NV, CVA	453,821	10,000,761
Koninklijke Vopak NV	465,485	19,135,193
OCI NV	509,795	13,981,651
SBM Offshore NV	93,918	1,453,745
SIF Holding NV(2)	327	3,611
Sligro Food Group NV	2,852	42,793
TKH Group NV, CVA	23,549	1,099,732
		91,253,319
New Zealand — 0.3%
Air New Zealand Ltd.	35,423,396	11,748,114
Fletcher Building Ltd.	380,563	729,801
KMD Brands Ltd.	449,261	117,404
Oceania Healthcare Ltd.	3,435,360	1,161,372
SKYCITY Entertainment Group Ltd.	4,620,895	4,933,119

Warehouse Group Ltd.	9,206	5,934
		18,695,744
Norway — 2.6%
ABG Sundal Collier Holding ASA	110,636	67,595
Belships ASA	649,402	1,483,355
Bluenord ASA(2)	107,211	5,628,653
Bonheur ASA	4,519	104,556
BW LPG Ltd.	1,097,998	22,792,492
BW Offshore Ltd.	1,817,090	5,239,592
Cool Co. Ltd.	14,277	178,994
DNO ASA	8,175,008	9,150,473
DOF Group ASA(2)	117,469	1,079,285
Gram Car Carriers ASA(2)	10,123	250,266
Hafnia Ltd.	602,364	5,293,469
Hoegh Autoliners ASA	1,195,522	14,272,077
Kid ASA	67,659	969,993
Klaveness Combination Carriers ASA	8,185	80,799
Morrow Bank ASA(2)	50,471	22,118
MPC Container Ships ASA	5,470,624	11,775,929
Norske Skog ASA	937,895	3,832,115
Norwegian Air Shuttle ASA	10,016,986	13,462,604
Odfjell Drilling Ltd.	1,576,722	8,683,099
Odfjell SE, Class A	2,265	38,900
Odfjell Technology Ltd.	45	278
OKEA ASA	112,565	276,737
Panoro Energy ASA	203,981	703,597
Petronor E&P ASA(2)	861	778
PGS ASA(2)	17,941,787	16,134,460
Rana Gruber ASA	27,134	200,971
Scatec ASA(2)	278,665	2,312,909
Sea1 offshore, Inc.(2)	119,762	376,776
SpareBank 1 Nord Norge	1,206,794	11,520,449
SpareBank 1 SMN	315,229	4,603,263
Sparebanken Vest	58,146	725,584
Stolt-Nielsen Ltd.	205,858	9,508,126
TGS ASA	56,625	744,607
Wallenius Wilhelmsen ASA	435,653	4,653,969
		156,168,868
Portugal — 0.3%
CTT-Correios de Portugal SA	1,994,355	9,524,031
Mota-Engil SGPS SA	2,286,161	10,024,428
NOS SGPS SA	61,514	221,540
Semapa-Sociedade de Investimento e Gestao(2)	9,782	164,976
Sonae SGPS SA	188,836	194,929
		20,129,904
Singapore — 1.0%
Banyan Tree Holdings Ltd.	67,500	20,769
Best World International Ltd.(2)	582,500	1,074,345
Boustead Singapore Ltd.	16,500	12,479
BRC Asia Ltd.	7,900	12,122
Bumitama Agri Ltd.	1,717,200	890,059
China Sunsine Chemical Holdings Ltd.	1,435,600	424,130
ComfortDelGro Corp. Ltd.	410,500	423,204
CSE Global Ltd.	659,400	200,868
Dyna-Mac Holdings Ltd.	400,500	116,268

First Resources Ltd.	11,026,100	11,511,242
Food Empire Holdings Ltd.	652,600	531,690
Geo Energy Resources Ltd.	21,693,100	5,140,809
Golden Agri-Resources Ltd.	44,993,800	8,828,968
Hong Fok Corp. Ltd.	100	60
Hong Leong Asia Ltd.	177,600	80,811
Hour Glass Ltd.	119,500	141,541
Hutchison Port Holdings Trust, U Shares	42,493,600	5,271,969
Indofood Agri Resources Ltd.	191,900	43,411
InnoTek Ltd.	89,000	36,270
ISDN Holdings Ltd.(1)	1,592,005	361,115
Japfa Ltd.(2)	1,262,400	294,426
Marco Polo Marine Ltd.	630,400	31,799
QAF Ltd.	44,600	26,714
Raffles Medical Group Ltd.	386,500	291,954
Rex International Holding Ltd.(1)(2)	18,405,800	1,739,424
RH PetroGas Ltd.(2)	2,150,900	263,453
Riverstone Holdings Ltd.	2,332,900	1,574,188
Samudera Shipping Line Ltd.(1)	8,609,300	6,223,673
Singapore Post Ltd.	95,600	34,720
Tuan Sing Holdings Ltd.	1,691,598	301,011
UG Healthcare Corp. Ltd.(2)	199,400	20,014
Yangzijiang Financial Holding Ltd.(1)	48,197,300	11,609,193
Yanlord Land Group Ltd.(2)	3,497,800	1,192,534
		58,725,233
Spain — 1.7%
Acerinox SA	2,059,103	22,555,196
Amper SA(2)	324,919	40,349
Atresmedia Corp. de Medios de Comunicacion SA	353,635	2,037,370
Audax Renovables SA(2)	18,546	39,282
Bankinter SA	4,280,309	37,808,940
Construcciones y Auxiliar de Ferrocarriles SA	31,694	1,182,046
Deoleo SA(1)(2)	347,596	86,192
Ence Energia y Celulosa SA(1)(2)	552,334	2,030,780
Ercros SA	144,817	551,895
Gestamp Automocion SA	2,031,765	6,385,286
Grupo Catalana Occidente SA	65,576	2,720,302
Laboratorios Farmaceuticos Rovi SA	2,562	245,134
Melia Hotels International SA(2)	512,079	4,421,685
Miquel y Costas & Miquel SA	215	3,101
Neinor Homes SA(2)	42,864	542,116
Obrascon Huarte Lain SA(2)	668,862	307,775
Prosegur Compania de Seguridad SA	30,794	59,264
Sacyr SA	3,363,702	12,680,974
Tecnicas Reunidas SA(2)	123,606	1,706,359
Tubacex SA	132,309	473,265
Tubos Reunidos SA(1)(2)	48,246	39,526
Unicaja Banco SA	2,057,264	3,006,226
Viscofan SA	9,749	638,955
		99,562,018
Sweden — 5.1%
AcadeMedia AB	529,780	2,845,094
Alleima AB	2,454,281	16,773,446
Alligo AB, Class B	33,126	455,560
Arise AB	30,507	141,890

Arjo AB, B Shares	223,469	986,060
Avanza Bank Holding AB	97,198	2,540,234
Bahnhof AB, B Shares	2,452	11,963
BE Group AB(1)	12,267	75,965
Beijer Alma AB	75,624	1,558,242
BHG Group AB(1)(2)	37,158	62,080
BICO Group AB(1)(2)	14,248	60,940
Bilia AB, A Shares	877,773	12,487,130
Billerud Aktiebolag	2,136,513	21,410,037
Bonava AB, B Shares(1)(2)	1,364,299	1,281,741
Boozt AB(2)	385	5,029
Bufab AB	185,699	6,860,461
Bulten AB	10,320	89,757
Bure Equity AB	499,029	17,410,234
Byggmax Group AB	181,527	662,419
Camurus AB(2)	18,576	1,029,901
Catena Media PLC(1)(2)	699,115	398,892
Cibus Nordic Real Estate AB publ	670,865	9,820,811
Cint Group AB(2)	2,105,801	2,905,519
Clas Ohlson AB, B Shares	854,228	12,429,097
Cloetta AB, B Shares	11,229	20,764
Corem Property Group AB, B Shares(1)	8,006,988	7,345,355
CTT Systems AB	3,315	114,590
Dios Fastigheter AB	700,272	6,061,023
Electrolux AB, B Shares(1)(2)	414,204	3,969,192
Enad Global 7 AB	202,822	250,928
Fastighetsbolaget Emilshus AB, Class B(1)(2)	7,775	27,348
G5 Entertainment AB	35,098	467,190
Granges AB	1,189,538	15,346,320
Hexatronic Group AB(1)(2)	592,327	2,555,951
Hoist Finance AB(2)	217,919	1,223,938
Hufvudstaden AB, A Shares	39,851	495,605
JM AB(1)	93,370	1,811,409
Kopparbergs Bryggeri AB, B Shares	12,361	160,224
Loomis AB	945,406	26,314,871
MEKO AB	67,120	777,826
Mycronic AB	49,827	1,961,249
NCC AB, B Shares	1,263,969	16,582,945
Neobo Fastigheter AB(2)	38,607	68,631
Net Insight AB, B Shares(2)	394,670	211,463
New Wave Group AB, B Shares	146,784	1,653,665
Nobia AB(2)	2,476,505	1,287,890
Nordic Paper Holding AB	392,198	1,979,816
Norion Bank AB(2)	222,047	891,732
Note AB(2)	37,425	541,469
NP3 Fastigheter AB	62,207	1,472,398
Nyfosa AB	2,144,453	21,923,246
Pandox AB	915,581	16,578,849
Paradox Interactive AB	360,503	5,127,160
Peab AB, Class B	2,421,368	15,823,794
Platzer Fastigheter Holding AB, B Shares	140,685	1,237,850
RaySearch Laboratories AB	72,141	1,013,785
Resurs Holding AB	2,484,604	4,024,858
Rottneros AB	19,509	22,189
Rvrc Holding AB	16,050	81,220

Samhallsbyggnadsbolaget i Norden AB(1)(2)	711,700	350,763
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	134,346	94,388
Scandi Standard AB	527,094	3,856,610
Sinch AB(2)	2,324,456	5,161,072
SkiStar AB(1)	606,845	9,352,024
Starbreeze AB(2)	4,755,409	142,681
Tethys Oil AB	203,551	693,663
Tobii AB(1)(2)	46,787	13,920
Tobii Dynavox AB(2)	181,471	1,034,055
Troax Group AB	111,407	2,675,470
Truecaller AB, B Shares	1,521,563	5,411,513
Wihlborgs Fastigheter AB	867,532	8,253,080
		308,768,484
Switzerland — 4.0%
ALSO Holding AG	42,954	12,522,656
Arbonia AG(2)	70,472	993,127
Ascom Holding AG	10,846	98,090
Autoneum Holding AG	83,464	13,656,878
Bell Food Group AG	12,153	3,828,820
Bellevue Group AG(1)	175	3,537
Bossard Holding AG, Class A	21,762	5,321,554
Bucher Industries AG	28,394	11,767,872
Burckhardt Compression Holding AG	3,474	2,320,942
Cembra Money Bank AG	182,773	14,842,414
Clariant AG(2)	68,652	1,100,235
Coltene Holding AG	5,166	289,997
Daetwyler Holding AG, Bearer Shares	2,074	429,890
DKSH Holding AG	64,444	4,376,947
EFG International AG(2)	1,270,381	17,037,032
Forbo Holding AG	2,404	2,935,312
GAM Holding AG(2)	157,947	48,190
Gurit Holding AG, Bearer Shares	7,816	521,744
Huber & Suhner AG	8,086	690,056
Interroll Holding AG	497	1,534,448
Komax Holding AG	3,367	611,710
Leonteq AG(1)	211,004	6,123,891
Liechtensteinische Landesbank AG	2,285	177,084
Metall Zug AG, B Shares	13	19,324
Mobimo Holding AG(1)	7,918	2,251,289
Montana Aerospace AG(2)	5,807	126,336
OC Oerlikon Corp. AG	380,372	2,120,358
Orior AG	49,340	3,371,848
Rieter Holding AG	1,361	198,336
Siegfried Holding AG(2)	19,465	19,484,444
Stadler Rail AG	544,530	16,650,545
Swiss Steel Holding AG(1)(2)	10,133	165,060
Swissquote Group Holding SA	194,232	59,694,336
TX Group AG	734	129,122
u-blox Holding AG(2)	85,998	9,149,725
Valiant Holding AG	149,707	17,097,811
V-ZUG Holding AG(1)(2)	347	20,150
Zehnder Group AG	95,533	6,424,464
		238,135,574
United Kingdom — 13.6%
AG Barr PLC	1,923	15,321

Alpha Group International PLC	24,515	723,167
Anglo Asian Mining PLC(1)	420,453	339,912
Ascential PLC	267,710	1,115,608
ASOS PLC(1)(2)	22,607	108,428
Aston Martin Lagonda Global Holdings PLC(2)	604,670	1,127,336
Atalaya Mining PLC	426,647	2,356,282
Bank of Georgia Group PLC	358,816	17,057,333
Bellway PLC	390,074	13,431,584
Berkeley Group Holdings PLC	103,122	6,958,724
boohoo Group PLC(1)(2)	6,219,970	2,780,783
Britvic PLC	5,333	66,112
Centamin PLC	11,273,585	17,244,595
Central Asia Metals PLC	1,375,918	3,950,476
Clarkson PLC	14,238	749,139
Close Brothers Group PLC	1,266,089	7,751,061
CMC Markets PLC	951,404	3,427,170
Coats Group PLC	11,013,849	12,099,719
Computacenter PLC	584,561	21,119,538
DFS Furniture PLC	117,869	169,192
Direct Line Insurance Group PLC	1,470,654	4,039,135
Diversified Energy Co. PLC	15,265	230,883
Dowlais Group PLC	473,742	420,889
Drax Group PLC	3,658,127	24,242,459
Dunelm Group PLC	386,346	5,469,332
easyJet PLC	3,122,046	18,466,237
Ecora Resources PLC	250,190	258,102
Endeavour Mining PLC	1,863	40,446
Energean PLC	117,162	1,791,055
EnQuest PLC(2)	16,685,569	3,440,488
Ferrexpo PLC(2)	1,815,505	967,574
Firstgroup PLC(1)	8,885,399	19,372,508
Forterra PLC	794,035	1,704,893
Foxtons Group PLC	238,257	213,081
Frasers Group PLC(2)	691,947	7,806,179
Frontier Developments PLC(2)	2,114	7,130
Genel Energy PLC(2)	207,170	254,294
Georgia Capital PLC(2)	19,989	242,999
Grafton Group PLC	998,041	12,748,313
Greggs PLC	823,884	30,984,093
Gulf Keystone Petroleum Ltd.(2)	2,062,749	3,779,680
Gym Group PLC(2)	164,593	266,340
Halfords Group PLC	871,871	1,720,050
Hargreaves Lansdown PLC	237,188	3,219,948
Hays PLC	6,213,674	8,596,688
Helios Towers PLC(2)	1,203	1,947
Hikma Pharmaceuticals PLC	906,645	22,415,506
Hill & Smith PLC	80,310	2,105,305
Hilton Food Group PLC	230,071	2,642,218
Hiscox Ltd.	31,684	464,337
Hochschild Mining PLC(2)	3,611,397	8,667,505
Hollywood Bowl Group PLC	9,625	40,807
Howden Joinery Group PLC	3,484,578	40,639,972
Hunting PLC	21,003	112,545
Ibstock PLC	3,074,368	6,293,284
IG Group Holdings PLC	1,136,742	11,759,448

Inchcape PLC	359,438	3,667,561
Indivior PLC(2)	244,360	4,524,740
IntegraFin Holdings PLC	2,586	11,644
Intermediate Capital Group PLC	773,908	23,058,181
International Distribution Services PLC(2)	395	1,704
International Personal Finance PLC	79,207	113,714
Investec PLC	2,237,776	14,974,118
IP Group PLC	573,867	397,133
IQE PLC(1)(2)	436,845	186,412
J D Wetherspoon PLC(2)	602,469	5,917,291
J Sainsbury PLC	3,018	10,700
JET2 PLC	1,686,199	28,756,047
Johnson Matthey PLC	1,037,156	23,323,675
Johnson Service Group PLC	1,570,763	3,359,626
Jubilee Metals Group PLC(1)(2)	1,412,805	142,534
Just Group PLC	271,978	362,247
Keller Group PLC	483,196	8,006,895
Keywords Studios PLC	670	19,215
Lancashire Holdings Ltd.	75,233	609,902
Liontrust Asset Management PLC	288,256	3,030,687
Luceco PLC	5,989	13,485
Man Group PLC	10,162,850	34,350,375
Marks & Spencer Group PLC	17,071,146	66,043,620
Marston's PLC(2)	953,490	437,463
McBride PLC(2)	3,070	4,735
Mears Group PLC	442,156	2,228,944
Mitchells & Butlers PLC(2)	1,271,832	5,020,764
Mitie Group PLC	4,432,657	6,908,641
Molten Ventures PLC(2)	659	2,809
Morgan Sindall Group PLC	108,953	3,522,022
MP Evans Group PLC	8,112	87,940
N Brown Group PLC(1)(2)	474,837	85,931
Nexxen International Ltd.(2)	5,345	17,916
Ninety One PLC	2,291,979	5,025,970
OSB Group PLC	3,058,395	18,187,909
Pagegroup PLC	2,880,584	16,901,392
Pan African Resources PLC	13,371,683	4,346,685
Paragon Banking Group PLC	1,915,956	18,713,725
PayPoint PLC	2,189	15,314
Petra Diamonds Ltd.(1)(2)	68,355	36,771
Pinewood Technologies Group PLC	293,760	1,329,361
Plus500 Ltd.	848,518	24,169,242
Prax Exploration & Production PLC(2)	1,669,848	37,662
PZ Cussons PLC	446,119	632,562
QinetiQ Group PLC	876,425	5,041,673
Quilter PLC	5,765,981	8,688,533
Rathbones Group PLC	68,713	1,524,981
Reach PLC	2,136,588	2,203,655
Redrow PLC	1,354,873	12,372,146
RHI Magnesita NV	27,189	1,190,932
S4 Capital PLC(1)(2)	492,356	334,864
Savills PLC	149,260	2,171,389
Senior PLC	691,334	1,429,139
Serica Energy PLC	2,473,979	5,542,340
SIG PLC(2)	328,554	115,509

Speedy Hire PLC	3,235,570	1,147,745
Spire Healthcare Group PLC	1,047,915	3,391,830
St. James's Place PLC	322,897	2,080,403
SThree PLC	908,919	5,116,357
Superdry PLC(1)(2)	391	24
Synthomer PLC(2)	158,461	590,208
TBC Bank Group PLC	317,396	10,334,032
TI Fluid Systems PLC	1,628,660	2,856,918
TP ICAP Group PLC	1,525,240	4,273,063
Travis Perkins PLC	636,349	7,020,566
Vanquis Banking Group PLC	1,789,133	1,236,559
Vertu Motors PLC	1,340,102	1,357,851
Vesuvius PLC	1,057,784	6,611,286
Virgin Money U.K. PLC	9,424,167	25,688,878
Watches of Switzerland Group PLC(2)	106,250	561,333
Wickes Group PLC	1,513,666	2,694,664
Yellow Cake PLC(2)	530,881	4,338,516
Yu Group PLC	18,033	415,938
Zigup PLC	2,443,661	13,652,108
		820,595,854
United States — 0.4%
Arcadium Lithium PLC(2)	1,887	8,477
Golar LNG Ltd.	1,017,815	26,758,357
Luxfer Holdings PLC	310	3,819
		26,770,653
TOTAL COMMON STOCKS (Cost $5,215,197,521)		5,988,311,096
RIGHTS — 0.0%
Spain — 0.0%
Viscofan SA(2)	9,749	17,031
United Kingdom — 0.0%
Superdry PLC(2)	2,588	122
United States — 0.0%
Resolute Forest Products, Inc.(2)	212,429	232,157
TOTAL RIGHTS (Cost $250,570)		249,310
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	474
Italy — 0.0%
Webuild SpA(1)(2)	35,053	79,967
TOTAL WARRANTS (Cost $—)		80,441
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $49,223,855)	49,223,855	49,223,855
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $5,264,671,946)		6,037,864,702
OTHER ASSETS AND LIABILITIES — (0.2)%		(10,335,446)
TOTAL NET ASSETS — 100.0%		$6,027,529,256

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.1%
Financials	17.3%
Materials	16.8%
Energy	12.9%
Consumer Discretionary	12.5%
Consumer Staples	4.9%
Information Technology	4.2%
Real Estate	2.5%
Communication Services	2.2%
Health Care	1.8%
Utilities	1.2%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $101,518,052. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $111,545,196, which includes securities collateral of $62,321,341.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$60,180,857	$5,928,130,239	—
Rights	232,157	17,153	—
Warrants	—	80,441	—
Short-Term Investments	49,223,855	—	—
	$109,636,869	$5,928,227,833	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.